Related Party Transactions (Details) - Schedule of accounts receivable from related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable – related party
Total accounts receivable from related party	$ 93,589	$ 199,999
Reto International Trading Co. Ltd [Member]
Accounts receivable – related party
Total accounts receivable from related party		199,999
Q Green Techcon Private Limited [Member]
Accounts receivable – related party
Total accounts receivable from related party	2,981
Hunyuan Baiyang Food Co., Ltd. [Member]
Accounts receivable – related party
Total accounts receivable from related party	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Accounts receivable – related party
Total accounts receivable from related party	$ 50,520